EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 1, 2019 (Accession No. 0001193125-19-259799), to the Prospectus dated May 1, 2019, as supplemented, for the Class IB and K shares of 1290 VT Convertible Securities Portfolio and 1290 VT DoubleLine Opportunistic Bond Portfolio.